Description of the Plan - Narrative (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) option	Dec. 31, 2024 USD ($) option
EBP, Description of Plan [Line Items]
Participant notes receivable maximum borrowing percentage of account balance	50.00%
Participant notes receivable maximum borrowing amount	$ 50,000
General loan, borrowing term	5 years
Primary residence, borrowing term	15 years
Participant notes receivable, basis spread on variable interest rate	1.00%
Administrative expenses	$ 37,466
Forfeitures used to pay administrative expenses	$ 371,096	$ 105,734
Automatic enrollment percentage	5.00%
Employer contribution matching percentage	100.00%
Participant compensation percentage matched by employer	5.00%
Employer match true up adjustments	$ 1,773,834	$ 0
Investment options managed by Trustee | option	2	2
Investment options externally managed | option	29	29
Participant distribution minimum age	59 years 6 months
Minimum
EBP, Description of Plan [Line Items]
Participant contribution limit as a % of their compensation	1.00%
Involuntary cash-out limit	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Participant contribution limit as a % of their compensation	50.00%
Involuntary cash-out limit	$ 7,000